Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) $ in Millions	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
1 year	$ 752
2 years	731
3 years	653
4 years	503
5 years	604
Long-term Debt Principal Repayments during 5 years	3,243
6 – 10 years	631
Over 10 years	6,195
Long-term debt, Total	$ 10,069
Weighted average interest rate	4.20%
1 Year [Member]
Debt Instrument [Line Items]
Weighted average interest rate	2.80%
2 Years [Member]
Debt Instrument [Line Items]
Weighted average interest rate	1.60%
3 Years [Member]
Debt Instrument [Line Items]
Weighted average interest rate	2.90%
4 Years [Member]
Debt Instrument [Line Items]
Weighted average interest rate	1.90%
5 Years [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.20%
5 Years, Total [Member]
Debt Instrument [Line Items]
Weighted average interest rate	2.50%
6-10 Years [Member ]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%
Over 10 Years [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.20%